FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT - Sensitivity analysis net exposure (Details) R$ in Thousands	12 Months Ended
Dec. 31, 2017 BRL (R$) item
Net exposure
Percentage of risk deterioration for scenario one	25.00%
Percentage of risk deterioration for scenario two	50.00%
Number of scenarios | item	3
Probable
Net exposure
Net exposure in euro	R$ 263
Net exposure in us dollars hedge short position	10
Net exposure in IPCA	(101,998)
Net exposure in IGP-DI	(98,321)
Net exposure in UMBND	(4,155)
Net exposure in TJLP	(1,168,350)
Net exposure in hedge CDI position	(1,093,045)
Total net exposure in each scenario	(2,465,596)
Probable | Hedge (long position) derivatives depreciation risk in Euro [member]
Net exposure
Net exposure in euro	(70,683)
Probable | Debt appreciation risk for payables in Euro
Net exposure
Net exposure in euro	(42,808)
Probable | Debt depreciation risk for receivables in Euro
Net exposure
Net exposure in euro	113,754
Probable | Hedge (short position) derivatives depreciation risk in US dollars
Net exposure
Net exposure in us dollars hedge short position	(56,071)
Probable | Debt appreciation risk for payables in US dollars
Net exposure
Net exposure in us dollars hedge short position	164,648
Probable | Debt depreciation risk for receivables in US dollars
Net exposure
Net exposure in us dollars hedge short position	(108,567)
Probable | Hedge (long position) derivatives risk of decrease risk in IPCA
Net exposure
Net exposure in IPCA	279,566
Probable | Debt risk of increase in IPCA
Net exposure
Net exposure in IPCA	(381,564)
Probable | Hedge (long position) derivatives risk of decrease in IGP-DI
Net exposure
Net exposure in IGP-DI	42,538
Probable | Debt risk of increase in IGP-DI
Net exposure
Net exposure in IGP-DI	(140,859)
Probable | Hedge (long position) derivatives risk of decrease risk in UMBND
Net exposure
Net exposure in UMBND	221,553
Probable | Debt risk of increase in UMBND
Net exposure
Net exposure in UMBND	(225,708)
Probable | Hedge (long position) derivatives risk of decrease risk in TJLP
Net exposure
Net exposure in TJLP	418,496
Probable | Debt risk of increase in TJLP
Net exposure
Net exposure in TJLP	(1,586,846)
Probable | Hedge US $ and Euro (short and long position) derivative risk decrease in CDI
Net exposure
Net exposure in hedge CDI position	(130,892)
Probable | Hedge IPCA short position derivatives risk of increase in CDI
Net exposure
Net exposure in hedge CDI position	(279,566)
Probable | Hedge IGPM short position derivatives risk of increase in CDI
Net exposure
Net exposure in hedge CDI position	(42,538)
Probable | Hedge UMBND short position derivatives risk of increase in CDI
Net exposure
Net exposure in hedge CDI position	(221,553)
Probable | Hedge TJLP short position derivatives risk of increase in CDI
Net exposure
Net exposure in hedge CDI position	(418,496)
25% depreciation
Net exposure
Net exposure in euro	328
Net exposure in us dollars hedge short position	13
Net exposure in IPCA	(101,992)
Net exposure in IGP-DI	(98,284)
Net exposure in UMBND	(5,527)
Net exposure in TJLP	(1,168,133)
Net exposure in hedge CDI position	(1,139,223)
Total net exposure in each scenario	(2,512,818)
Net effect on changes in current fair value	(47,222)
25% depreciation | Hedge (long position) derivatives depreciation risk in Euro [member]
Net exposure
Net exposure in euro	(88,354)
25% depreciation | Debt appreciation risk for payables in Euro
Net exposure
Net exposure in euro	(53,510)
25% depreciation | Debt depreciation risk for receivables in Euro
Net exposure
Net exposure in euro	142,192
25% depreciation | Hedge (short position) derivatives depreciation risk in US dollars
Net exposure
Net exposure in us dollars hedge short position	(70,088)
25% depreciation | Debt appreciation risk for payables in US dollars
Net exposure
Net exposure in us dollars hedge short position	205,810
25% depreciation | Debt depreciation risk for receivables in US dollars
Net exposure
Net exposure in us dollars hedge short position	(135,709)
25% depreciation | Hedge (long position) derivatives risk of decrease risk in IPCA
Net exposure
Net exposure in IPCA	259,689
25% depreciation | Debt risk of increase in IPCA
Net exposure
Net exposure in IPCA	(361,681)
25% depreciation | Hedge (long position) derivatives risk of decrease in IGP-DI
Net exposure
Net exposure in IGP-DI	42,575
25% depreciation | Debt risk of increase in IGP-DI
Net exposure
Net exposure in IGP-DI	(140,859)
25% depreciation | Hedge (long position) derivatives risk of decrease risk in UMBND
Net exposure
Net exposure in UMBND	276,004
25% depreciation | Debt risk of increase in UMBND
Net exposure
Net exposure in UMBND	(281,531)
25% depreciation | Hedge (long position) derivatives risk of decrease risk in TJLP
Net exposure
Net exposure in TJLP	414,263
25% depreciation | Debt risk of increase in TJLP
Net exposure
Net exposure in TJLP	(1,582,396)
25% depreciation | Hedge US $ and Euro (short and long position) derivative risk decrease in CDI
Net exposure
Net exposure in hedge CDI position	(146,692)
25% depreciation | Hedge IPCA short position derivatives risk of increase in CDI
Net exposure
Net exposure in hedge CDI position	(259,689)
25% depreciation | Hedge IGPM short position derivatives risk of increase in CDI
Net exposure
Net exposure in hedge CDI position	(42,575)
25% depreciation | Hedge UMBND short position derivatives risk of increase in CDI
Net exposure
Net exposure in hedge CDI position	(276,004)
25% depreciation | Hedge TJLP short position derivatives risk of increase in CDI
Net exposure
Net exposure in hedge CDI position	(414,263)
50% depreciation
Net exposure
Net exposure in euro	394
Net exposure in us dollars hedge short position	15
Net exposure in IPCA	(101,988)
Net exposure in IGP-DI	(98,247)
Net exposure in UMBND	(6,975)
Net exposure in TJLP	(1,167,922)
Net exposure in hedge CDI position	(1,187,610)
Total net exposure in each scenario	(2,562,333)
Net effect on changes in current fair value	(96,737)
50% depreciation | Hedge (long position) derivatives depreciation risk in Euro [member]
Net exposure
Net exposure in euro	(106,025)
50% depreciation | Debt appreciation risk for payables in Euro
Net exposure
Net exposure in euro	(64,212)
50% depreciation | Debt depreciation risk for receivables in Euro
Net exposure
Net exposure in euro	170,631
50% depreciation | Hedge (short position) derivatives depreciation risk in US dollars
Net exposure
Net exposure in us dollars hedge short position	(84,106)
50% depreciation | Debt appreciation risk for payables in US dollars
Net exposure
Net exposure in us dollars hedge short position	246,972
50% depreciation | Debt depreciation risk for receivables in US dollars
Net exposure
Net exposure in us dollars hedge short position	(162,851)
50% depreciation | Hedge (long position) derivatives risk of decrease risk in IPCA
Net exposure
Net exposure in IPCA	242,286
50% depreciation | Debt risk of increase in IPCA
Net exposure
Net exposure in IPCA	(344,274)
50% depreciation | Hedge (long position) derivatives risk of decrease in IGP-DI
Net exposure
Net exposure in IGP-DI	42,612
50% depreciation | Debt risk of increase in IGP-DI
Net exposure
Net exposure in IGP-DI	(140,859)
50% depreciation | Hedge (long position) derivatives risk of decrease risk in UMBND
Net exposure
Net exposure in UMBND	330,097
50% depreciation | Debt risk of increase in UMBND
Net exposure
Net exposure in UMBND	(337,072)
50% depreciation | Hedge (long position) derivatives risk of decrease risk in TJLP
Net exposure
Net exposure in TJLP	410,144
50% depreciation | Debt risk of increase in TJLP
Net exposure
Net exposure in TJLP	(1,578,066)
50% depreciation | Hedge US $ and Euro (short and long position) derivative risk decrease in CDI
Net exposure
Net exposure in hedge CDI position	(162,471)
50% depreciation | Hedge IPCA short position derivatives risk of increase in CDI
Net exposure
Net exposure in hedge CDI position	(242,286)
50% depreciation | Hedge IGPM short position derivatives risk of increase in CDI
Net exposure
Net exposure in hedge CDI position	(42,612)
50% depreciation | Hedge UMBND short position derivatives risk of increase in CDI
Net exposure
Net exposure in hedge CDI position	(330,097)
50% depreciation | Hedge TJLP short position derivatives risk of increase in CDI
Net exposure
Net exposure in hedge CDI position	R$ (410,144)